Borrowings and leases	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Borrowings and leases
Borrowings and leases
Borrowings
Borrowings are initially recognised at fair value, net of issuance costs incurred. Borrowings acquired by the Group as part of the Acquisition have been recognised at fair value at the acquisition date. After initial recognition, borrowings are subsequently measured at amortised cost using the effective interest rate method. Amortisation of transaction costs, fair value adjustments made on acquisition, premiums and discounts are recognised as part of finance costs within the consolidated income statement.
Leases
Lease liabilities are included within borrowings in our consolidated statement of financial position.
The lease liability is measured at the present value of lease payments, discounted using the Group’s incremental borrowing rate (IBR). The lease term comprises the non-cancellable period of the contract, together with periods covered by an option to extend the lease whenever the Group is reasonably certain to exercise that option and has an enforceable right to do so. Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability and reducing it by lease payments made.
Borrowings outstanding
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Non-current:
Euro denominated bonds:
€500 million 1.125% Notes 2024	—	498
€350 million 2.375% Notes 2025	349	349
€250 million 2.75% Notes 2026(E)	245	240
€600 million 1.75% Notes 2026(E)	588	580
€400 million 1.50% Notes 2027(E)	381	370
€250 million 1.50% Notes 2027	258	259
€500 million 1.75% Notes 2028(E)	478	466
€750 million 0.20% Notes 2028	745	744
€500 million 1.125% Notes 2029	496	495
€500 million 1.875% Notes 2030(E)	482	472
€700 million 3.875% Notes 2030(A)	694	—
€500 million 0.70% Notes 2031(E)	482	473
€800 million 0.00% Notes 2025	798	798
€700 million 0.50% Notes 2029	695	695
€1,000 million 0.875% Notes 2033	991	991
€750 million 1.50% Notes 2041	746	746
Foreign currency bonds (swapped into euro)(F):
US$650 million 0.80% Notes 2024	—	608
US$500 million 1.50% Notes 2027	451	466

	Year ended 31 December
	2023	2022
	€ million	€ million
Australian dollar denominated bonds:
A$100 million 3.50% Notes 2024	—	66
A$30 million 4.166% Notes 2025	19	21
A$20 million 4.25% Notes 2025	13	14
A$30 million 4.125% Notes 2026	19	20
A$50 million 4.155% Notes 2028	33	35
A$133 million 2.45% Notes 2029	83	86
A$50 million 4.20% Notes 2031	34	36
A$187 million 4.20% Notes 2031	128	135
A$13 million 4.20% Notes 2031	9	9
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)(F):
NOK1 billion 3.04% Notes 2028	92	99
NOK750 million 2.75% Notes 2030	68	73
US$50 million 2.6525% Notes 2030	45	47
JPY10 billion 4.15% Notes 2036(E)	67	74
JPY12.3 billion 1.06% Notes 2037(E)	65	71
Lease obligations	542	535
Total non-current borrowings	10,096	10,571

	Year ended 31 December
	2023	2022
	€ million	€ million

Current:
Euro denominated bonds:
€500 million 1.125% Notes 2024	500	—
€350 million 2.625% Notes 2023(B)	—	350
Foreign currency bonds (swapped into euro)(F):
US$650 million 0.8% Notes due 2024	588	—
US$850 million 0.50% Notes due 2023(C)	—	797
Australian dollar denominated bonds:
A$100 million 3.5% Notes 2024	62	—
Foreign currency bonds (swapped into New Zealand dollar)(F):
US$25 million 4.34% Notes 2023(D)	—	24
US$25 million 4.34% Notes 2023(D)	—	24
Lease obligations	150	141
Total current borrowings	1,300	1,336
(A)In December 2023, the Group issued €700 million 3.875% Notes 2030 in connection with the proposed acquisition of CCBPI. Refer to Note 19 for further information concerning the proposed acquisition
(B)In November 2023, the Group repaid on maturity the outstanding amount related to the €350 million 2.625% Notes 2023.
(C)In May 2023, the Group repaid on maturity the outstanding amount related to the US$850 million 0.50% Notes due 2023.
(D)In October 2023, the Group repaid on maturity the outstanding amount related to US$25 million 4.34% Notes 2023 and US$25 million 4.34% Notes 2023 assumed as part of the Acquisition.
(E)Bond designated in full or partially in a fair value hedge relationship.
(F)Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.

Borrowings are stated net of unamortised financing fees of €30 million and €33 million, as at 31 December 2023 and 31 December 2022, respectively.
Interest expense recognised on lease liabilities totalled €17 million, €14 million and €10 million in 2023, 2022 and 2021, respectively.
Credit facilities
During 2023, the amount available under the Group’s multi currency credit facility was €1.80 billion. This amount is available for borrowing with a syndicate of 12 banks. This credit facility matures in 2029 and is for general corporate purposes and supporting the Group’s working capital needs. Based on information currently available, there is no indication that the financial institutions participating in this facility would be unable to fulfil their commitments to the Group as at the date of these consolidated financial statements. The Group’s current credit facility contains no financial covenants that would impact its liquidity or access to capital. As at 31 December 2023, the Group had no amounts drawn under this credit facility.

Changes in liabilities arising from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividend payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million
As at 01 January 2021	805	6,382	57	—	2	7,246
Acquisition of API	381	1,251	—	16	—	1,648
Changes from financing cash flows
Proceeds from third party borrowings, net	—	4,877	—	—	—	4,877
Changes in short-term borrowings(A)	276	—	—	—	—	276
Repayments on third party borrowings	(950)	—	—	—	—	(950)
Payment of principal on lease obligations	(139)	—	—	—	—	(139)
Interest paid	(10)	—	(87)	—	—	(97)
Dividends paid	—	—	—	—	(638)	(638)
Other non-cash changes
Amortisation of discount, premium and issue costs	—	(3)	—	—	—	(3)
Other non-cash movements	39	83	108	—	639	869
Movement as a result of fair value hedges	6	9	—	—	—	15
Changes in fair values	—	—	—	(98)	—	(98)
Currency translation	33	100	—	(28)	—	105
Reclassifications	909	(909)	—	—	—	—
Total changes	545	5,408	21	(110)	1	5,865
As at 31 December 2021	1,350	11,790	78	(110)	3	13,111
Changes from financing cash flows
Changes in short-term borrowings(A)	(285)	—	—	—	—	(285)
Repayments on third party borrowings	(938)	—	—	—	—	(938)

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividend payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Payment of principal on lease obligations	(153)	—	—	—	—	(153)
Interest paid	(14)	—	(116)	—	—	(130)
Dividends paid	—	—	—	—	(763)	(763)
Other financing activities	(1)	—	—	—	—	(1)
Other non-cash changes
Amortisation of discount, premium and issue costs	(1)	4	—	—	—	3
Other non-cash movements	34	171	112	—	766	1,083
Movement as a result of fair value hedges	11	(172)	—	—	—	(161)
Changes in fair values	—	—	—	45	—	45
Currency translation	—	111	—	(18)	(2)	91
Reclassifications	1,333	(1,333)	—	—	—	—
Total changes	(14)	(1,219)	(4)	27	1	(1,209)
As at 31 December 2022	1,336	10,571	74	(83)	4	11,902
Changes from financing cash flows
Proceeds from third party borrowings, net	—	694	—	—	—	694
Repayments on third party borrowings	(1,159)	—	—	—	—	(1,159)
Payment of principal on lease obligations	(148)	—	—	—	—	(148)
Settlement of debt-related cross-currency swaps	—	—	—	69	—	69
Interest paid	(17)	—	(165)	—	—	(182)
Dividends paid	—	—	—	—	(841)	(841)

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividend payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	—	5	—	—	—	5
Other non-cash movements	93	98	164	—	844	1,199
Movement as a result of fair value hedges	—	40	—	—	—	40
Changes in fair values	—	—	—	25	—	25
Currency translation	(40)	(77)	—	17	(2)	(102)
Reclassifications	1,235	(1,235)	—	—	—	—
Total changes	(36)	(475)	(1)	111	1	(400)
As at 31 December 2023	1,300	10,096	73	28	5	11,502
(A)     In 2023, changes in short-term borrowings include €6,810 million of newly issued and €6,810 million of repaid EUR commercial paper. In 2022, changes in short-term borrowings included €2,464 million and €2,749 million of newly issued and repaid EUR commercial paper, respectively.
(B) Interest payable and dividends payable balances are presented within the “Trade and other payables” line item in the Group’s consolidated statement of financial position.
(C) Interest rate and cross currency swaps used to hedge interest rate risk and currency fluctuations of non-functional currency borrowings, refer to Note 12.
Total cash outflows for leases were €165 million, €167 million and €149 million for the years ended 31 December 2023, 31 December 2022 and 31 December 2021, respectively.